Fair Value Measurements, Nonrecurring (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Property, plant, and equipment fair value			$ 0
Hawaii Operations
Fair Value Measurements
Property, plant, and equipment fair value			188
Asset impairment charges		$ (248)		$ (248)
Deferred charges			$ 40
Costs incurred, asset retirement obligation incurred	$ 14	$ 20